UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10071

Oppenheimer Discovery Mid Cap Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

	Shares	Value
Common Stocks—96.2%
Consumer Discretionary—16.0%
Auto Components—1.1%
Aptiv plc	140,840	$13,812,179
Distributors—1.7%
Pool Corp.	138,190	21,177,617
Diversified Consumer Services—1.1%
Bright Horizons Family Solutions, Inc.[1]	123,500	13,213,265
Hotels, Restaurants & Leisure—6.0%
Chipotle Mexican Grill, Inc., Cl. A1	14,560	6,314,090
Domino’s Pizza, Inc.	45,430	11,932,644
Hilton Worldwide Holdings, Inc.	212,256	16,696,057
Hyatt Hotels Corp., Cl. A	172,890	13,525,185
Planet Fitness, Inc., Cl. A1	66,270	3,149,150
Stars Group, Inc. (The)[1]	172,141	5,904,436
Vail Resorts, Inc.	59,415	16,450,231

		73,971,793
Household Durables—0.5%
DR Horton, Inc.	154,407	6,747,586
Multiline Retail—0.8%
Ollie’s Bargain Outlet Holdings, Inc.[1]	143,980	10,006,610
Specialty Retail—2.0%
Burlington Stores, Inc.[1]	102,780	15,705,812
Ross Stores, Inc.	101,470	8,871,522

		24,577,334
Textiles, Apparel & Luxury Goods—2.8%
lululemon athletica, Inc.[1]	127,750	15,323,612
PVH Corp.	127,600	19,589,152

		34,912,764
Consumer Staples—2.4%
Food Products—2.4%
Lamb Weston Holdings, Inc.	294,260	20,677,650
McCormick & Co., Inc.	78,110	9,181,050

		29,858,700

	Shares	Value
Energy—2.3%
Oil, Gas & Consumable Fuels—2.3%
Cabot Oil & Gas Corp.	249,082	$5,853,427
Centennial Resource Development, Inc., Cl. A1	329,310	5,914,407
Diamondback Energy, Inc.	122,886	16,214,808

		27,982,642
Financials—9.1%
Capital Markets—3.6%
E*TRADE Financial Corp.[1]	224,320	13,416,579
MarketAxess Holdings, Inc.	26,587	5,151,763
MSCI, Inc., Cl. A	108,780	18,078,148
Raymond James Financial, Inc.	83,705	7,666,541

		44,313,031
Commercial Banks—3.0%
East West Bancorp, Inc.	266,800	17,272,632
SVB Financial Group[1]	67,270	20,711,088

		37,983,720
Insurance—1.3%
Progressive Corp. (The)	267,380	16,045,474
Real Estate Investment Trusts (REITs)—0.5%
SBA Communications Corp., Cl. A1	41,640	6,589,530
Real Estate Management & Development—0.7%
CBRE Group, Inc., Cl. A1	175,600	8,744,880
Health Care—15.0%
Biotechnology—1.4%
Neurocrine Biosciences, Inc.[1]	106,600	10,712,234
Sage Therapeutics, Inc.[1]	44,760	6,459,763

		17,171,997
Health Care Equipment & Supplies—8.0%
ABIOMED, Inc.[1]	44,840	15,897,125
Align Technology, Inc.[1]	53,080	18,930,982

1      OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care Equipment & Supplies (Continued)
Edwards Lifesciences Corp.[1]	86,720	$12,353,264
ICU Medical, Inc.[1]	34,010	9,754,068
IDEXX Laboratories, Inc.[1]	85,790	21,012,545
Insulet Corp.[1]	153,940	12,801,650
Teleflex, Inc.	33,880	9,239,415

		99,989,049
Health Care Providers & Services—2.3%
Encompass Health Corp.	41,460	3,135,620
WellCare Health Plans, Inc.[1]	93,650	25,043,883

		28,179,503
Life Sciences Tools & Services—3.3%
Agilent Technologies, Inc.	279,160	18,435,727
Bio-Rad Laboratories, Inc., Cl. A1	33,680	10,327,972
ICON plc[1]	90,340	12,571,714

		41,335,413
Industrials—19.1%
Aerospace & Defense—2.2%
BWX Technologies, Inc.	217,370	14,294,251
Textron, Inc.	189,700	12,950,819

		27,245,070
Air Freight & Couriers—1.5%
XPO Logistics, Inc.[1]	187,225	18,670,077
Building Products—0.8%
A.O. Smith Corp.	163,849	9,753,931
Commercial Services & Supplies—5.3%
Cintas Corp.	90,100	18,423,648
Copart, Inc.[1]	387,700	22,250,103
Waste Connections, Inc.	323,725	25,124,298

		65,798,049
Industrial Conglomerates—1.7%
Roper Technologies, Inc.	69,970	21,123,943
Machinery—1.8%
IDEX Corp.	144,440	22,183,095
Professional Services—5.0%
CoStar Group, Inc.[1]	58,740	24,427,029
IHS Markit Ltd.[1]	269,770	14,305,903

	Shares	Value
Professional Services (Continued)
TransUnion	331,080	$23,970,192

		62,703,124
Trading Companies & Distributors—0.8%
SiteOne Landscape Supply, Inc.[1]	35,950	3,205,302
United Rentals, Inc.[1]	43,780	6,514,464

		9,719,766
Information Technology—28.4%
Communications Equipment—1.0%
Palo Alto Networks, Inc.[1]	61,910	12,274,277
Electronic Equipment, Instruments, &
Components—2.9%
Amphenol Corp., Cl. A	107,245	10,028,480
CDW Corp.	201,940	16,981,135
FLIR Systems, Inc.	158,150	9,267,590

		36,277,205
Internet Software & Services—2.2%
GrubHub, Inc.[1]	105,330	12,838,673
IAC/ InterActiveCorp[1]	41,675	6,136,644
Nutanix, Inc., Cl. A1	157,520	7,701,153

		26,676,470
IT Services—7.8%
Black Knight, Inc.[1]	155,070	8,009,365
Broadridge Financial Solutions, Inc.	89,670	10,130,917
DXC Technology Co.	150,430	12,747,438
Global Payments, Inc.	197,050	22,181,918
Square, Inc., Cl. A1	118,960	7,690,764
Total System Services, Inc.	281,020	25,724,571
WEX, Inc.[1]	54,930	10,426,813

		96,911,786
Semiconductors & Semiconductor
Equipment—2.7%
Monolithic Power Systems, Inc.	109,140	14,480,695
ON Semiconductor Corp.[1]	585,550	12,911,378
Silicon Laboratories, Inc.[1]	62,221	5,926,550

		33,318,623

2      OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

	Shares	Value
Software—11.8%
Atlassian Corp. plc, Cl. A1	233,870	$16,934,527
Fair Isaac Corp.[1]	31,530	6,352,034
Guidewire Software, Inc.[1]	147,310	12,698,122
PTC, Inc.[1]	203,090	18,666,002
RealPage, Inc.[1]	199,842	11,011,294
Red Hat, Inc.[1]	54,550	7,704,096
RingCentral, Inc., Cl. A1	130,700	9,639,125
ServiceNow, Inc.[1]	101,775	17,908,329
Splunk, Inc.[1]	87,580	8,416,438
Synopsys, Inc.[1]	171,430	15,330,985
Take-Two Interactive Software, Inc.[1]	118,300	13,370,266
Zendesk, Inc.[1]	163,060	8,881,878

		146,913,096
Materials—3.9%
Chemicals—1.5%
Celanese Corp., Cl. A	127,310	15,036,584
Westlake Chemical Corp.	28,920	3,100,802

		18,137,386

	Shares	Value
Containers & Packaging—1.9%
Avery Dennison Corp.	113,550	$13,021,914
Packaging Corp. of America	93,130	10,514,377

		23,536,291
Metals & Mining—0.5%
Steel Dynamics, Inc.	146,110	6,880,320

Total Common Stocks (Cost $960,847,672)		1,194,735,596

Investment Company—2.4%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.87%[2,3] (Cost $30,055,213)	30,055,213	30,055,213
Total Investments, at Value (Cost $990,902,885)	98.6%	1,224,790,809
Net Other Assets (Liabilities)	1.4	17,808,725
Net Assets	100.0%	$1,242,599,534

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2017	Additions	Reductions	July 31, 2018
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	17,438,917	436,153,888	423,537,592	30,055,213

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$30,055,213	$269,500	$—	$—

3      OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

1. Organization

Oppenheimer Discovery Mid Cap Growth Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee

4      OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

2. Securities Valuation (Continued)

considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$198,419,148	$—	$—	$198,419,148
Consumer Staples	29,858,700	—	—	29,858,700
Energy	27,982,642	—	—	27,982,642

5      OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Common Stocks (Continued)
Financials	$113,676,635	$—	$—	$113,676,635
Health Care	186,675,962	—	—	186,675,962
Industrials	237,197,055	—	—	237,197,055
Information Technology	352,371,457	—	—	352,371,457
Materials	48,553,997	—	—	48,553,997
Investment Company	30,055,213	—	—	30,055,213

Total Assets	$1,224,790,809	$—	$—	$1,224,790,809

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

6      OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

3. Investments and Risks (Continued)

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price

7      OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

typically indicate lower volatility risk.

8      OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Mid Cap Growth Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/21/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	9/21/2018